UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-1548

Armstrong Associates, Inc.

(Exact name of registrant as specified in charter)

Armstrong Associates, Inc.
750 N. St. Paul Street, Suite 1300
Dallas, Texas 75201

(Address of principal executive offices)

C. K. Lawson
Armstrong Associates, Inc.
750 N. St. Paul Street, Suite 1300
Dallas, Texas 75201

(Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: June 30, 2008

ITEM 1.	SHAREHOLDERS REPORT.

Shareholders Report	June 30, 2008

Management Report to Shareholders and Discussion of Armstrong’s Performance for the 2008 Fiscal Year

At the end of its June 30, 2008 fiscal year, Armstrong Associates had total net assets of $16,777,161 and a per share price of $11.85. Not reflected in the year-end price were income and capital gain dividends paid in December 2007 totaling $0.93 per share.

Armstrong’s total investment return for the fiscal year, assuming the reinvestment of dividends, was -4.55%. In comparison, the market value-weighted Standard & Poor’s 500 Index had a total return, dividends and price, of -13.12%, the Value Line Composite Index of approximately 1,700 equally- weighted stocks had a price decline of -24.63%, not including dividends, and the price-weighted Dow Jones Industrial Average had a price decline of -15.35%. All in all, the results for the 12 months covered by this report reflected a broadly negative market environment.

The market action reflected, among other things, the sub-prime credit debacle that surfaced in the second half of 2007 and its impact on the U.S. financial system. Record energy prices, inflation/recession fears and significant political uncertainties added to market uncertainty. While the outlook continues to be mixed, some increased degree of clarity should develop as we conclude calendar 2008 and enter 2009.

In terms of Armstrong’s investments, the strongest performance over the past year was shown by Weatherford International, Praxair and Halliburton. At year-end, the portfolio’s composition reflected investment emphasis in the oil field service and equipment area, medical equipment suppliers and industrial equipment/material companies. Large-cap technology investments also represented an important investment commitment for Armstrong’s portfolio. Cash equivalent reserves in the portfolio were approximately 21% of total assets at year-end.

The cash reserves held in the portfolio serve as both a cushion for the portfolio during market declines in this uncertain period and as a means to acquire new investments as opportunities develop. A positive aspect of a sharp market decline for long-term investors is the new investment opportunities that become available — at reduced prices.

Please call or write if you have any questions concerning your investment in Armstrong.

Sincerely,

/s/ C.K. Lawson
C.K. Lawson
President

August 15, 2008

Graphs of Historical Performance and Related Comments

The following graphs compare the change in value over the past ten and thirty-three years of $10,000 invested in the Fund compared to the same investment over the same periods in the Standard & Poor’s Composite Index of 500 Stocks (the "S&P 500") and the Value Line Composite Index, which consists of approximately 1,700 issues (the "Value Line Index").

The graphs assume that investment in the Fund, which has never been managed to emulate any particular market index, was made at the Fund's net asset value at the beginning of the 10 and 34 year periods and reflect the net asset value of the investment at the end of each of the years indicated in the period with all dividends and distributions by the Fund reinvested. The S&P 500 is adjusted to reflect reinvestment of dividends paid by securities in the index. The Value Line Index reflects only changes in the prices of the securities included in the index and does not include dividend reinvestments.

The S&P 500 is a market value-weighted index and, as a result, companies with the largest  market capitalizations have a disproportionate impact on the overall performance of the index. Stocks included in the Value Line Index are equally-weighted to reflect the average price change in the stocks included in the index.

Comparison of Change in Value of $10,000 Investment in
Armstrong Associates, Inc., the S&P 500 Index and the Value Line Composite Index
for the 10 and 34 Years Ending June 30, 2008

A - Armstrong Associates    B - S&P 500     C - Value Line Composite
Note: The dollar figures and graphs reflect total returns for Armstrong Associates and the S&P 500 Index.
The graph and dollar values for the Value Line Composite do not include any dividend returns but simply represents price performance.
The graph and table do not reflect the deduction of any taxes that a shareholder might be required to pay on fund distributions or on the redemption of fund shares. Past performance is not predictive of future performance.

About Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to enable you to compare these costs with the ongoing costs of investing in other mutual funds.

Example
The following Example is based on an investment of $1,000 invested for the six months ended June 30, 2008.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $11,200 account value divided by $1,000 = 11.2), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purpose
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expenses ratio and an assumed rate of return of 5% per year before expense, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate that actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with 5% hypothetical examples that appear in the shareholder reports of the funds. You may want to add other fees that are not included in the expenses shown in the table such as IRA fees and charges for extra services such as bank wires.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do nor reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (Note that there are no transaction costs associated with Armstrong Associates shares transactions). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 31, 2007	Ending Account Value June 30, 2008	Expenses Paid During Period*
Actual	$1,000.00	$ 958.74	$5.78
Hypothetical (5% return before expenses)	$1,000.00	$1,019.03	$5.97

*	Expenses are equal to Armstrong Associates annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 184/365 days.

Statement of Assets and Liabilities — June 30, 2008

Assets:
Investments in securities, at market value (identified cost, $9,629,264)	$16,485,679
Cash	102,061
Receivable for sale of securities	189,621
Dividends receivable	7,530
Interest receivable	3,251
Prepaid expenses and other assets	2,920
Receivable for fund shares purchased	300
Total assets	$16,791,362
Liabilities:
Payable to Portfolios, Inc.	$13,542
Accrued expenses and other liabilities	659
Total liabilities	14,201
Net assets	$16,777,161
Net assets consist of
Paid in capital	$9,485,221
Earnings in excess of distributions	8,799
Accumulated undistributed net realized gains on investments	426,726
Net unrealized appreciation on investments	6,856,415
Net assets applicable to 1,416,047 shares outstanding	$16,777,161
Net asset value per share	$11.85

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets — Years Ended June 30

	2008)	2007)
Operations:
Net investment income	$89,774	$44,724
Net realized gains on investments	601,016	999,584
Increase (decrease) in unrealized
appreciation of investments	(1,477,653)	747,966
Net increase (decrease) in net assets
resulting from operations	(786,863)	1,792,274
Distributions to shareholders
Distribution of interest and dividend income	(94,134)	(27,412)
Distribution of net realized capital gains	(1,156,506)	(561,938)
Decrease in net assets resulting from
distributions to shareholders	(1,250,640)	(589,350)
Capital share transactions
Net proceeds from sale of capital stock	306,332	205,391
Net asset value of shares issued as reinvestment
of dividends	1,214,118	566,476
Less cost of shares repurchased	(1,111,342)	(1,075,485)
Net increase (decrease) in net assets
resulting from capital share transactions	409,108	(303,618)
Total increase (decrease) in net assets	(1,628,395)	899,306
Net assets:
Beginning of year	18,405,556	17,506,250
End of year (a)	$16,777,161	$18,405,556

(a): At June 30, 2008, undistributed net realized investment gains were $426,726, and distributable earnings were $8,799.
At June 30, 2007, undistributed net realized investment gains were $982,215, and distributable earnings were $13,159.

The accompanying notes are an integral part of these financial statements.

Statement of Operations — Year Ended June 30, 2008

Investment income
Dividends		$234,652
Interest		60,161
		294,813
Operating expenses
Investment advisory services	140,235
Administrative services	16,000
Custodian services	8,291
Transfer agent services	8,400
Audit and tax services	10,500
Registration fees, licenses and other	4,851
Reports and notices to shareholders	6,961
Directors’ fees	8,000
Insurance premiums	1,801	205,039
Net investment income		89,774
Realized and unrealized gains on investments
Realized gains
Proceeds from sales		2,605,864)
Cost of securities sold		(2,004,848)
Net realized gains		601,016)
Unrealized appreciation
Beginning of year		8,334,068)
End of year		6,856,415
Decrease in unrealized appreciation		(1,477,653)
Net realized and unrealized loss
on investments		(876,637)
Decrease in net assets from operations		$(786,863)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments in Securities — June 30, 2008

	Shares or principal amount	Cost	Market value
COMMON STOCK (79.1%)
Industry and issue
Aerospace, Industrial Equipment & Materials (12.3%)
The Boeing Company	5,000	$293,580	$328,600
Caterpillar, Inc.	4,000	267,040	295,280
Praxair, Inc.	10,000	177,403	942,400
United Technologies Corporation	8,000	254,750	493,600
		992,773	2,059,880
Advertising (2.7%)
Omnicom Corporation	10,000	275,750	448,800
		275,750	448,800
Business Services & Products (7.0%)
Avery Dennison Corporation	10,000	140,800	439,300
Iron Mountain, Inc.*	15,750	265,081	418,163
Staples, Inc.	13,500	175,875	320,625
		581,756	1,178,088
Communications & Related (2.2%)
Corning, Inc.	12,000	65,522	276,600
Tyco Electronics	2,500	83,304	89,550
		148,826	366,150
Computer, Software & Related (7.3%)
Cisco Systems, Inc.*	10,000	176,200	232,600
Dell, Inc.*	8,000	232,103	175,040
Intel Corporation	10,000	169,100	214,800
Intuit, Inc.	12,000	268,337	330,840
Microsoft, Inc.	10,000	267,700	275,100
		1,113,440	1,228,380
Consumer Discretionary (6.9%)
GameStop Corporation	5,000	229,209	202,000
Pepsico, Inc.	15,000	87,602	953,850
		316,811	1,155,850
Consumer Staples (9.9%)
CVS Caremark Corporation	8,000	233,482	316,560
Kimberly Clark Corporation	6,000	227,121	358,680
Procter & Gamble Co.	7,051	166,631	428,771
Wal-Mart Stores, Inc.	10,000	123,000	562,000
		750,234	1,666,011
Diversified Operations (1.7%)
General Electric	7,000	239,820	186,830
Tyco International	2,500	113,141	100,100
		352,961	286,930

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments in Securities — June 30, 2008, continued
	Shares or principal amount	Cost	Market value

Energy & Related (10.9%)
Basic Energy Services	8,000	182,756	252,000
Halliburton Company	11,000	238,361	583,770
Weatherford International, Inc.	20,000	284,733	991,800
		705,850	1,827,570
Environmental Services (5.7%)
Waste Connection, Inc.*	18,000	241,040	574,740
Waste Management, Inc.	10,000	309,300	377,100
		550,340	951,840
Internet Related (0.9%)
Yahoo! Inc.	7,500	260,835	154,950
		260,835	154,950
Medical Equipment & Supplies (11.6%)
Abbott Laboratories	15,000	85,518	794,550
Covidien, Ltd.	2,500	91,778	119,725
Medtronics, Inc.	20,000	190,437	1,035,000
		367,733	1,949,275
Total common stocks		$6,417,309	$13,273,724

SHORT-TERM DEBT (19.2%)
U.S. Treasury bills, due July to October 2008		$3,211,955	$3,211,955
Total investment securities - 98.3%		$9,629,264	$16,485,679
Other assets less liabilities - 1.7%			291,482
Total Net assets - 100.00%			$16,777,161

*Non-income producing

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements — June 30, 2008

Note A — Nature of Operations and Summary of Significant Accounting Policies

A summary of the significant accounting policies consistently applied in the preparation of the accompanying financial statements follows:

Nature of Operations

Armstrong Associates, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company.

Valuation of Securities

The net asset value per share of the Fund is calculated following the close of trading on the New York Stock Exchange (usually 4:00 p.m., New York time) each day the Exchange is open for business. A security quoted on the New York Stock Exchange Composite Tape or on the NASDAQ National Market is valued at its last sale price reported prior to the time the assets are valued. A security not quoted on the New York Stock Exchange Composite Tape or the NASDAQ National Market is valued (1), in the case of an exchange listed security, at the last reported sale price on that exchange where it is quoted prior to the time the assets are valued and (2), in the case of securities which are not traded or did not trade on an exchange or for which over-the-counter last sale market quotations are not readily available, on the basis of the last current bid price prior to the time the assets are valued. When market quotations are not available, a security is valued at the fair market value that is determined in line with procedures established by the Board of Directors of the Fund. Short-term debt securities are carried at cost which approximates market. In the event the Fund should have other assets, they are also valued at fair market value as determined in good faith by the Board of Directors. Using fair market value to price securities may result in value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

Investment Transactions and Investment Income

Investment transactions are recorded on the trade date basis, and realized gains and losses are calculated using the identified cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Note B — Federal Income Taxes

As of June 30, 2008, the Fund qualified and intends to continue to qualify each fiscal year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended. By qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Note C — Purchases and Sales of Securities

For the year ended June 30, 2008, purchases and sales of securities, excluding short-term debt securities and U.S. government obligations, aggregated $229,209 and $2,605,864, respectively.

The Fund paid total brokerage commissions aggregating $10,740 in 2008 on purchases and sales of investment securities. All commissions were paid to unaffiliated broker-dealers.

Note D — Investment Advisory, Transfer Agent and Administrative Fees

Portfolios, Inc. (Portfolios) is the investment advisor and transfer agent for the Fund and also provides administrative services for the Fund. An officer and director of the Fund is also an officer and director of Portfolios. At June 30, 2008, the Fund owed Portfolios $13,542 in accrued investment advisory fees, transfer agent fees and administrative fees.

The Fund has agreed to pay its investment advisor, Portfolios, a fee of .80% per annum of the average net asset value of the Fund. For the year ended June 30, 2008, investment advisory fees to Portfolios amounted to $140,235.

Applicable transfer agent fees and expenses of $8,400 were incurred by the Fund for the year ended June 30, 2008. In addition, under the terms of an administrative services agreement between Portfolios and the Fund, Portfolios provides accounting services to the Fund for an annual fee of $16,000 payable in equal monthly installments.

Notes to Financial Statements — June 30, 2008, continued

In order to effectively limit the expenses of the Fund, the advisor has agreed to reimburse the Fund for all expenses (including the advisory fee but excluding the brokerage commissions, taxes and interest and extraordinary charges such as litigation costs) incurred by the Fund in any fiscal year in excess of 2% of the first $10 million of the next $20 million of average daily net assets and 1% of the remainder. No reimbursements were required during the year ended June 30, 2008.

Note E — Capital Stock

On June 30, 2008, there were 6,000,000 shares of $1 par value capital stock authorized, and capital paid in was $9,485,221. Transactions in capital stock for the years ended June 30, 2008 and 2007 were as follows:

	2008	2007
Shares sold	25,636	15,805
Shares issued as reinvestment of dividends	97,285)	43,981)
	122,921	59,786
Shares redeemed	(87,113)	(84,182)
Net increase (decrease) in shares outstanding	35,808	(24,396)

Note F — Distributions to Shareholders

The tax character of distributions paid during the years ending June 30 was as follows:

	2008		2007
	Amount	Per share	Amount	Per share
Distributions paid from
Ordinary income	$94,134	$.07	$27,412	$.02
Capital gains	1,156,506.86		561,938.41
Total distributions paid	$1,250,640	$.93	$589,350	$.43

Condensed Financial Information

Selected per Share Data and Ratios	Per share income and capital changes for a share outstanding throughout the year ended June 30 (a)
	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	1995
Net asset value,
Beginning of year	$13.34	$12.46	$12.13	$12.20	$10.85	$10.43	$12.56	$15.70	$13.53	$12.14	$11.61	$10.45	$9.70	$8.19
Income (loss) from
investment operations
Net investment income (loss)	.06	.04	.02	.02	-	(.01)	(.05)	.05	.01	(.01)	.03	.06	.05	.02
Net realized and unrealized
gains (losses) on investments	(.62)	1.27	.67	.54	1.43	.44	(1.92)	(2.00)	2.64	1.89	1.38	1.64	1.10	2.12
Total from investment operations	(.56)	1.31	.69	.56	1.43	.43	(1.97)	(1.96)	2.65	1.88	1.41	1.70	1.15	2.14
Less distributions
Dividends from net
investment income	.07	.02	.03	-	-	.01	.05	-	-	.04	.05	.07	.02	.04
Distributions from net
realized gains	.86	.41	.33	.63	.08	-	.11	1.19	.48	.45	.83	.47	.38	.59
Net asset value, end of year	$11.85	$13.34	$12.46	$12.13	$12.20	$10.85	$10.43	$12.56	$15.70	$13.53	$12.14	$11.61	$10.45	$9.70
Total return	-4.55%	10.44	5.69	4.64	13.22	4.13	(15.85)	(12.99)	20.38	16.26	13.31	17.19	12.09	27.32
Ratios/supplemental data
Net assets, end of period (000’s)	$16,777	18,406	17,506	17,043	16,227	14,148	13,875	17,565	20,126	17,214	15,213	14,300	13,100	11,961
Ratio of expenses to average
net assets	1.17	1.17	1.20	1.26	1.27	1.34	1.21	1.20	1.23	1.24	1.34	1.47	1.44	1.80
Ratio of net investment income
to average net assets	.5	.3	.2	.2	-	-	-	.4	.1	(.1)	.2	.5	.5	.2
Portfolio turnover rate	2%	4	11	7	5	4	7	9	6	3	20	7	19	12

Selected per Share Data and Ratios	Per share income and capital changes for a share outstanding throughout the year ended June 30 (a)
	1994	1993	1992	1991	1990	1989	1988	1987	1986
Net asset value,
Beginning of year	$8.26	$7.08	$6.87	$7.38	$7.74	$7.17	$9.66	$8.72	$7.65
Income (loss) from
investment operations
Net investment income (loss)	-	.02	.06	.16	.23	.24	.09	.10	.14
Net realized and unrealized
gains (losses) on investments	.10	1.19	.33	(.27)	.19	.67	(.53)	1.51	1.17
Total from investment operations	.10	1.21	.39	(.11)	.42	.91	(.44)	1.61	1.31
Less distributions
Dividends from net
investment income	-	.02	.15	.23	.24	.11	.14	.16	.24
Distributions from net
realized gains	.17	.01	.03	.17	.54	.23	1.91	.51	-
Net asset value, end of year	$8.19	$8.26	$7.08	$6.87	$7.38	$7.74	$7.17	$9.66	$8.72
Total return	1.13	17.12	5.79	(.92)	5.93	13.23	(6.27)	20.00	17.80
Ratios/supplemental data
Net assets, end of period (000’s)	9,255	9,680	9,366	9,228	9,770	9,887	10,435	12,294	11,714
Ratio of expenses to average
net assets	1.79	1.79	1.80	1.87	1.79	1.94	1.97	1.73	1.61
Ratio of net investment income
to average net assets	-	.2	.8	2.3	2.9	3.0	1.3	1.0	1.6
Portfolio turnover rate	21	17	36	24	44	46	20	51	54

Selected per Share Data and Ratios	Per share income and capital changes for a share outstanding throughout the year ended June 30 (a)
	1985	1984	1983	1982	1981	1980	1979	1978	1977	1976	1975
Net asset value,
Beginning of year	$7.29	$10.22	$7.10	$9.37	$7.74	$7.06	$6.50	$5.68	$5.30	$3.81	$2.74
Income (loss) from
investment operations
Net investment income (loss)	.24	.16	.21	.41	.24	.23	.16	.08	.04	.03	.07
Net realized and unrealized
gains (losses) on investments	1.02	(2.51)	3.72	(1.28)	2.62	1.40	.84	.78	.38	1.53	1.04
Total from investment operations	1.26	(2.35)	3.93)	(.87)	2.86	1.63	1.00	.86	.42	1.56	1.11
Less distributions
Dividends from net
investment income	.14	.20	.43	.19	.23	.13	.11	.04	.04	.07	.04
Distributions from net
realized gains	.76	.38	.38	1.21	1.00	.82	.33	-	-	-	-
Net asset value, end of year	$7.65	$7.29	$10.22	$7.10	$9.37	$7.74	$7.06	$6.50	$5.68	$5.30	$3.81
Total return	19.10	(24.01)	61.27	(9.87)	38.04	24.08	15.17	15.31	8.05	42.06	41.46%
Ratios/supplemental data
Net assets, end of period (000’s)	10,957	9,788	12,869	7,669	8,277	5,777	4,538	3,886	3,649	3,785	$2,892
Ratio of expenses to average
net assets	1.71	1.56	1.57	1.67	1.50	1.64	1.50	1.45	1.50	1.50	1.50
Ratio of net investment income
to average net assets	3.1	1.9	2.4	5.6	2.7	3.2	2.3	1.6	1.9	.8	2.7
Portfolio turnover rate	53	96	59	34	60	131	97	151	113	113	210%

(a) For a share outstanding throughout the year. Per share data has been rounded to nearest cent and adjusted to give effect to a 2-for-1 stock split, effective October 16, 1978, by means of a stock distribution.
(b) The Fund had no senior securities or outstanding debt during the thirty-four year period ended June 30, 2008.

The accompanying notes are an integral part of these financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Armstrong Associates, Inc.

We have audited the accompanying statement of assets and liabilities of Armstrong Associates, Inc., including the schedule of portfolio investments in securities as of June 30, 2008, and the related statements of operations for the year then ended, changes in net assets for the two years then ended and the selected per share data and ratios for the four years then ended. These financial statements and per share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit. The selected per share data and ratios for each of the thirteen years in the period ended June 30, 2004, were audited by other independent certified public accountants whose report thereon dated July 16, 2005, expressed an unqualified opinion. The selected per share data and ratios for each of the seventeen years in the period ended June 30, 1991, were audited by other independent certified public accountants whose report thereon dated July 19, 1991, expressed an unqualified opinion.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States of America). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Armstrong Associates, Inc., as of June 30, 2008, the results of its operations for the year then ended, changes in its net assets for the two years then ended and the selected per share data and ratios for the four years then ended, in conformity with accounting principles generally accepted in the United States of America.

Farmer, Fuqua & Huff, P.C.
Plano, TX

August 13, 2008

Officer and Director Information

The directors of Armstrong Associates have been elected by the fund’s shareholders to oversee the fund’s operation and ensure that management’s actions are in line with the objectives and limitations detailed in the fund’s prospectus as well as in the best interests of the shareholders. Each director serves the fund until the fund’s termination or the director’s resignation, removal or retirement.

Armstrong is the only mutual fund managed by Portfolios, Inc., the fund’s advisor. The mailing address of the directors and officers of the fund is 750 N. St. Paul, Dallas, TX. 75201. Additional information about the directors is in Armstrong’s Statement of Additional Information, available without charge from the fund.

Name Date Of Birth	Position With Fund (Starting Year)	Principal Occupation(s) During Last 5 Years
Officers/Directors

C.K. Lawson Sept. 14, 1936	President, Treasurer and Director (1967)	President and Director, Portfolios, Inc.

Candace L. Bossay Oct. 12, 1948	Vice President and Secretary (1973)	Vice President and Secretary Portfolios

Independent Directors

Eugene P. Frenkel, M.D. Aug. 27, 1929	Director (1981)	Professor of Internal Medicine and Radiology Southwestern Medical School

Douglas W. Maclay Nov. 29, 1927	Director (1967)	President, Maclay Properties Company

Cruger S. Ragland Aug. 7, 1933	Director (1982)	Retired President, Ragland Insurance Agency, Inc.

Ann D. Reed Sept. 6, 1933	Director (1981)	Private Investor

Additional Fund Information

Proxy Voting Information
Shareholders can obtain a free copy of Armstrong’s proxy voting policies and procedures and voting record over the most recent 12 months ending June 30 upon request to: Armstrong Associates, Inc. 750 N. St. Paul St., Ste. 1300, Dallas, Texas 75201-3236, (214) 720-9101, or at the SEC’s website, www.sec.gov.

Armstrong’s Portfolio Information
Armstrong files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available on the SEC's website at http://www.sec.gov. In addition the Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Custodian Union Bank of California, N.A. San Francisco, California	Transfer Agent Portfolios, Inc. Dallas, Texas	Auditors Farmer, Fuqua & Huff, P.C. Plano, Texas	Investment Advisor Portfolios, Inc. Dallas, Texas

This report is prepared for the information of the shareholders of Armstrong Associates, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

750 N. St. Paul Suite 1300 Dallas, Texas 75201-3236
(214) 720-9101 (214) 871-8948 FAX

ITEM 2.	CODE OF ETHICS.

The Registrant adopted a Code of Ethics as of May 17, 1995, amended May 26, 2000 and revised and amended April 6, 2005. All employees of the Registrant, including the Registrant’s principal executive officer and principal financial officer, are covered by the requirements of the Code of Ethics.

The Code of Ethics was filed on August 31, 2007 with Registrants N-CSR for the June 30, 2007 fiscal year end and is hereby incorporated by reference.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Audit Committee of the Registrant’s Board of Directors (the “Audit Committee”) does not have an “audit committee financial expert”, as defined in Section 407(c) of the Sarbanes-Oxley Act. The Registrant believes that the experience provided by each member of the Audit Committee provides the Registrant satisfactory oversight for the Registrant’s level of financial and organizational complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees for years ended June 30, 2007 and 2008

The aggregate audit fees billed to the Registrant for professional services rendered by the Registrant’s principal accountant were $9,000 in 2007 and $9,000 in 2008.

(b)	Audit-Related Fees

None

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by the principal accountant to the Registrant were $1,500 in 2007 and $1,500 in 2008.

(d)	All Other Fees

There were no other fees billed to the Registrant by the principal accountant for 2007 or 2008.

(e)
(1) Pursuant to the Sarbanes-Oxley Act, it is the policy of the Registrant to have all services performed by the Registrant’s principal accountant for the Registrant pre-approved by the Registrant’s Audit Committee.

(2) The items performed in Item 4(b) through (d) were pre-approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. 100% of items performed in (b) through (d), above, during 2007 and 2008 were pre-approved by the Registrant’s Audit Committee.

(f)	Not Applicable

(g)	Aggregate non-audit fees billed by the principal accountant to the Registrant and to the Registrant’s Investment Advisor were $2,500 in 2007 and $2,500 in 2008.

(h)
The Registrant’s Audit Committee has considered the amount of the non-audit services that were rendered to the Registrant’s Investment Advisor of $1,000 for 2007 and $1,000 for 2008, respectively, and concluded that the services and the related revenue for such services to the principal account were compatible with the maintenance of the independence of the principal accountant in regard to the audit and tax services provided to the Registrant.

ITEM 5.	NOT APPLICABLE.

ITEM 6.	INCLUDED IN ITEM 1 OF THIS FORM.

ITEM 7.	NOT APPLICABLE.

ITEM 8.	NOT APPLICABLE.

ITEM 9.	NOT APPLICABLE.

ITEM 10.	NOT APPLICABLE.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
Based on review and evaluation, the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within the 90 day period proceeding the filing date of this document.

(b)
There were no significant changes in the Registrant’s internal controls or in other factors that could materially affect these controls over financial reporting (as defined by Rule 30a-3(d) of the 1940 Act) within the period from December 31, 2007, through June 30, 2008, and, subsequently, up to the date of this filing, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS.

12(a) Certification required by Item 12(a)(2) of Form N-CSR are filed herewith.

12(b) Certification required by Item 11(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.

By   /s/ C. K. Lawson
C. K. Lawson
President (CEO) and
Treasurer (CFO),
Armstrong Associates, Inc.

August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company of Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ C. K. Lawson
C. K. Lawson
President (CEO) and
Treasurer (CFO),
Armstrong Associates, Inc.

August 29, 2008